UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Lederer & Associates Investment Counsel
Address: 111 W. Ocean blvd.
         Suite 1350
         Long Beach, CA 90802


13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Irene Liu
Title:   Operations Officer
Phone:   562-495-2350_
Signature, Place, and Date of Signing:

Irene Liu   Long Beach, CA__   05/08/00________


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      71
Form 13F Information Table Value Total:       $111,259


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AMFM INC                       COM              001693100     1239    18400 SH       SOLE                    18400        0        0
AT&T CORP                      COM              001957109      808    16584 SH       SOLE                    16584        0        0
AT&T CORP NEW LIBERTY MEDIA    GROUP CL A       001957208    11472   232643 SH       SOLE                   232643        0        0
ADRIAN STEEL COMPANY           COM              007338106     1580     3950 SH       SOLE                     3950        0        0
AG-CHEM EQUIPMENT CO INC       COM              008363103      298    35000 SH       SOLE                    35000        0        0
AMERICA ONLINE INC             COM              02364J104      465     7800 SH       SOLE                     7800        0        0
APOLLO GROUP INC               COM              037604105     1002    33960 SH       SOLE                    33960        0        0
BCE INC                        COM              05534B109     1921    15900 SH       SOLE                    15900        0        0
BROADCOM CORP                  COM              111320107      767     4400 SH       SOLE                     4400        0        0
CABLEVISION SYSTEMS CL A       COM              12686C109      267     4000 SH       SOLE                     4000        0        0
CAPITAL ONE FINANCIAL          COM              14040H105      613    13625 SH       SOLE                    13625        0        0
CATALINA MARKETING             COM              148867104     5666    55275 SH       SOLE                    55275        0        0
CENTURYTEL INC                 COM              156700106      310    11750 SH       SOLE                    11750        0        0
CISCO SYSTEMS INC              COM              17275R102      935    13082 SH       SOLE                    13082        0        0
CITIGROUP INC                  COM              172967101      712    11812 SH       SOLE                    11812        0        0
CLAYTON HOMES INC              COM              184190106      115    12125 SH       SOLE                    12125        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     2371    32481 SH       SOLE                    32481        0        0
CONEXANT SYSTEMS               COM              207142100      300     5000 SH       SOLE                     5000        0        0
DST SYSTEMS                    COM              233326107     3908    52375 SH       SOLE                    52375        0        0
DELL COMPUTER CORP             COM              247025109     1714    33575 SH       SOLE                    33575        0        0
DIME BANCORP INC (NEW)         COM              25429Q102      193    10000 SH       SOLE                    10000        0        0
DISNEY WALT CO (HOLDING CO)    COM              254687106      473    11150 SH       SOLE                    11150        0        0
E-TEK DYNAMICS INC             COM              269240107     2492    11895 SH       SOLE                    11895        0        0
FIRST DATA CORP                COM              319963104      695    14150 SH       SOLE                    14150        0        0
FOUR SEASONS HOTEL LTD VTG     COM              35100E104      496     8775 SH       SOLE                     8775        0        0
GTE CORP                       COM              362320103      706    10229 SH       SOLE                    10229        0        0
GENERAL ELECTRIC CO            COM              369604103      339     2125 SH       SOLE                     2125        0        0
GENERAL MOTORS CORP            COM              370442105     5137    55425 SH       SOLE                    55425        0        0
GILLETTE CO                    COM              375766102      362    10132 SH       SOLE                    10132        0        0
GUARANTY CORP                  COM              401072103      693       47 SH       SOLE                       47        0        0
HISPANIC BROADCASTING CORP     COM              43357B104      963     9850 SH       SOLE                     9850        0        0
HOME DEPOT INC                 COM              437076102      413     7300 SH       SOLE                     7300        0        0
INFINITY BROADCASTING CORP     COM              45662S102     1637    48311 SH       SOLE                    48311        0        0
INTEL CORP                     COM              458140100      235     1850 SH       SOLE                     1850        0        0
INTERNATIONAL SPEEDWAY CL A    COM              460335201     3606    83729 SH       SOLE                    83729        0        0
INTERNATIONAL SPEEDWAY CL B    COM              460335300     3488    81580 SH       SOLE                    81580        0        0
JDS UNIPHASE CORP              COM              46612J101     2127    20400 SH       SOLE                    20400        0        0
JACOR COMMUNICATIONS INC       WTS EXP 9/18/01  469858138      689    58000 SH       SOLE                    58000        0        0
JOHNSON & JOHNSON              COM              478160104      314     3800 SH       SOLE                     3800        0        0
KANSAS CITY SOUTHERN INDS      COM              485170104     5336    70850 SH       SOLE                    70850        0        0
LAACO LTD UNIT PARTNERSHIP INT COM              505346106      252      700 SH       SOLE                      700        0        0
MBIA INC                       COM              55262C100      964    19270 SH       SOLE                    19270        0        0
MBNA CORP                      COM              55262L100     1351    51225 SH       SOLE                    51225        0        0
MGIC INVESTMENT CORP           COM              552848103     1950    39750 SH       SOLE                    39750        0        0
MCDONALDS CORP                 COM              580135101     1125    28950 SH       SOLE                    28950        0        0
MICROSOFT CORP                 COM              594918104     4734    64462 SH       SOLE                    64462        0        0
NOKIA CORP ADR CL A            COM              654902204      399     6700 SH       SOLE                     6700        0        0
OLD NATIONAL BANCORP IND       COM              680033107      314     9500 SH       SOLE                     9500        0        0
OLOKELE SUGAR CO LTD           COM              681334108      445     3500 SH       SOLE                     3500        0        0
QUALCOMM INC                   COM              747525103      274     2500 SH       SOLE                     2500        0        0
QUINTILES TRANSNATIONAL CORP   COM              748767100      369    25800 SH       SOLE                    25800        0        0
RANDALL BEARINGS               COM              752261107       79    10700 SH       SOLE                    10700        0        0
REDWOOD EMPIRE BANCORP         COM              757897103      267    16700 SH       SOLE                    16700        0        0
SBC COMMUNICATIONS INC         COM              78387G103      869    19464 SH       SOLE                    19464        0        0
SFX ENTERTAINMENT INC CL A     COM              784178105     7172   169749 SH       SOLE                   169749        0        0
SLM HOLDING CORP               COM              78442A109      299     9600 SH       SOLE                     9600        0        0
SABRE GROUP HLDG CORP CL A     COM              785905100      288     8000 SH       SOLE                     8000        0        0
SEAGATE TECHNOLOGY             COM              811804103     1422    27150 SH       SOLE                    27150        0        0
SPANISH BROADCASTING           COM              846425882      497    26800 SH       SOLE                    26800        0        0
SPRINT CORP                    COM              852061100     4652    73325 SH       SOLE                    73325        0        0
STRYKER CORP                   COM              863667101      541     7500 SH       SOLE                     7500        0        0
SUN MICROSYSTEMS INC           COM              866810104      202     2200 SH       SOLE                     2200        0        0
TV GUIDE INC CL A              COM              87307Q109     4329   143400 SH       SOLE                   143400        0        0
TELEPHONE & DATA SYS INC       COM              879433100     6397    61000 SH       SOLE                    61000        0        0
UNIVISION COMMUNICATIONS INC   COM              914906102     1338    12875 SH       SOLE                    12875        0        0
VANGUARD INDEX TRUST 500          SH BEN INT #40922908108      567     4236 SH       SOLE                     4236        0        0
VODAFONE AIRTOUCH PLC          COM              92857T107     1523    32365 SH       SOLE                    32365        0        0
WELLS FARGO & CO               COM              949746101      282     6850 SH       SOLE                     6850        0        0
WEYCO GROUP INC                COM              962149100      329    13500 SH       SOLE                    13500        0        0
YAHOO INC                      COM              984332106      611     4669 SH       SOLE                     4669        0        0
GLOBAL CROSSING LTD            COM              G3921A100      561    16127 SH       SOLE                    16127        0        0